Going Concern	12 Months Ended
Dec. 31, 2013
Going Concern [Abstract]
Going Concern
3.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. The historically low charter rates for drybulk vessels affected the Company for over three years, and resulted in a material adverse impact on Company’ results from operations, The Company has incurred net losses of $48,705, $30,888 and $88,196 during the years ended December 31, 2013, 2012 and 2011, respectively. While recent market improvement has been realized the Company’s cash flow projections for 2014, indicate that cash on hand will not be sufficient to cover debt repayments scheduled as of December 31, 2013 and operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. As of December 31, 2013 and 2012, the Company had working capital deficits of $59,041 and $70,973, respectively. All of the above raises substantial doubt regarding the Company’s ability to continue as a going concern. Management plans to continue to provide for its capital requirements by issuing additional equity securities in addition to executing their business plan. The Company’s ability to continue as a going concern is dependent upon its ability to obtain the necessary funding to meet its obligations and repay its liabilities arising from the normal course of business operations when they come due and to generate profitable operations in the future.

In January and April 2013, the Company received notifications from FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. Effective May 13, 2013, the bank’s deposits and loans other than the loans in definite delay and the bank’s network of nineteen branches were transferred to the National Bank of Greece (“NBG”). The license of FBB was revoked and the bank was placed under special liquidation. The Company’s loan facility and deposits have been transferred to NBG. In January 2014, the Company received notification from NBG that the Company has not paid the aggregate amount of $10,045 constituting repayment installments and accrued interest due in December 2013. The Company has entered into an agreement with the NBG to settle the outstanding payments upon a cash payment of a portion of the outstanding amount, whereby the NBG would forgive the remaining balance. The closing of such transaction is contingent upon the Company raising the necessary funds. See Note 17 for more information.

Also the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank along with accrued interest due in January, February, March and April 2013. In May 2013, the Company did not pay the monthly repayments of $11.5 for each of Facility A and Facility B with Deutsche Bank, totaling $23 along with accrued interest due. As well, the Company did not pay the interest due in June 2013. On September 25, 2013, the Company and its wholly-owned subsidiaries: Adventure Two S.A., Adventure Three S.A., Adventure Seven S.A. and Adventure Eleven S.A. have entered into an Assignment and Amendment Agreement (the “Amendment”) with Deutsche Bank, Hanover Holdings I, LLC (“Hanover”) and Crede CG III, Ltd. (“Crede”) which, upon court approval on October 9, 2013 (see Note 10 “Long-term debt”), removed approximately $30 million of debt from the Company’s consolidated balance sheet.

On January 31, 2013 the Company did not pay the interest due of $124 and the interest rate swap amounts of $52 and $28 due on March 5, 2013 and April 2, 2013, respectively, with the Credit Suisse facility. On April 26, 2013, the Company paid the interest of $124 due on January 31, 2013. On April 30 and July 31, 2013 the Company did not pay the interest due of $117 and $119, respectively. Also, the Company did not pay the interest rate swap amounts of $48, $25, $43 and $22 due on June 5, 2013, July 2, 2013, September 5, 2013 and October 2, 2013, respectively, with the Credit Suisse facility. In addition, on October 31, 2013, the Company did not pay the interest due of $118 with the Credit Suisse facility. As well, the Company did not pay the interest rate swap amounts of $38 due on December 5, 2013 and $19 due on January 2, 2014, respectively, with the Credit Suisse facility. On February 3, 2014, the Company paid the amount of $201 to fully unwind the two interest rate swap agreements with Credit Suisse. The Company received reservation of right letters on August 9, 2013, October 4, 2013 and November 1, 2013 stating that Credit Suisse may take any actions and may exercise all of their rights and remedies referred in the security documents. The Company has entered into a term sheet with Credit Suisse to settle the outstanding payments upon a cash payment of a portion of the outstanding amount, whereby Credit Suisse would forgive the remaining balance. The closing of such transaction is contingent upon the Company raising the necessary funds. See Note 17 for more information.

If the Company is not able to raise the capital necessary to complete the agreements reached with the NBG and Credit Suisse or if the Company is unable to comply with its restructured loan terms, this could lead to the acceleration of the outstanding debt under its debt agreements. The Company’s failure to satisfy its covenants under its debt agreements, and any consequent acceleration and cross acceleration of its outstanding indebtedness would have a material adverse effect on the Company’s business operations, financial condition and liquidity.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the actual breaches existing under the Company’s credit facilities with NBG and Credit Suisse (Note 10) acceleration of such debt by its lenders could result. Accordingly, as of December 31, 2013, the Company is required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities on its consolidated balance sheet since the Company has not received waivers in respect to the breaches discussed above.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments, including offerings of securities through structured financing agreements (as reported in Note 15), disposition of certain vessels in its current fleet (Note 17) and additional reductions in operating and other costs.

The consolidated financial statements as of December 31, 2013, were prepared assuming that the Company would continue as a going concern despite its significant losses and working capital deficit. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the classification of all debt, and derivative financial instrument liability as current and the recognized impairment losses on the carrying value of its vessels.